UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22431

                             RIVERPARK FUNDS TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                        156 West 56th Street, 17th Floor
                               New York, NY 10019
             (Address of Principal Executive Office)     (Zip Code)

                                  Morty Schaja
                        156 West 56th Street, 17th Floor
                               New York, NY 10019
                    (Name and Address of Agent for Service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                            New York, New York 10174

                                 (212) 484-2100
              (Registrant's Telephone Number, including Area Code)


                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2011

                    DATE OF REPORTING PERIOD: JUNE 30, 2011

ITEM  1.   SCHEDULE  OF  INVESTMENTS

[LOGO OMITTED] RIVERPARK                           RIVERPARK LARGE GROWTH FUND
               FUNDS                               JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DESCRIPTION                                 SHARES          VALUE (000)
--------------------------------------------------------------------------------
Schedule of Investments
Common Stock -- 97.6%**
  Consumer Discretionary -- 20.2%
    Amazon.com*                                167          $    34
    Carnival                                 2,680              101
    Discovery Communications, Cl C*          1,635               60
    Dollar Tree*                             1,930              128
    Las Vegas Sands*                         2,156               91
    McDonald's                                 598               50
    priceline.com*                             120               62
    Walt Disney                              2,391               93
    Yum! Brands                                643               36
                                                            -------
                                                                655
                                                            -------
  Energy -- 4.8%
    Devon Energy                               392               31
    SandRidge Energy*                        5,465               58
    Southwestern Energy*                       770               33
    Ultra Petroleum*                           708               33
                                                            -------
                                                                155
                                                            -------
  Financials -- 22.6%
    American Express                         2,100              109
    Apollo Global
      Management LLC, Cl A                   1,821               31
    The Blackstone Group LP (a)              5,693               94
    Charles Schwab                           2,760               46
    CME Group, Cl A                            394              115
    Goldman Sachs Group                        392               52
    IntercontinentalExchange*                  266               33
    KKR & Co., LP (a)                        5,597               91
    T Rowe Price Group                         719               44
    TD Ameritrade Holding                    4,006               78
    Visa, Cl A                                 489               41
                                                            -------
                                                                734
                                                            -------
  Health Care -- 4.9%
    Edwards Lifesciences*                      363               32
    Express Scripts*                           836               45
    Intuitive Surgical*                        140               52
    Laboratory Corp. of America
      Holdings*                                325               31
                                                            -------
                                                                160
                                                            -------
  Industrials -- 7.8%
    CH Robinson Worldwide                      446               35
    Expeditors International of
      Washington                               802               41
    Goodrich                                   534               51
    Precision Castparts                        315               52
    Stericycle*                                351               31
    United Parcel Service, Cl B                572               42
                                                            -------
                                                                252
                                                            -------


--------------------------------------------------------------------------------
                                       SHARES/FACE
                                         AMOUNT
DESCRIPTION                              (000)              VALUE (000)
--------------------------------------------------------------------------------
  Information Technology -- 27.6%
    Alliance Data Systems*                     530         $     50
    Apple*                                     316              106
    Cognizant Technology
     Solutions, Cl A*                          764               56
    eBay*                                    3,212              104
    EMC*                                     2,337               64
    Equinix*                                 1,435              145
    Genpact*                                 3,090               53
    Google, Cl A*                              246              124
    Mastercard, Cl A                           139               42
    QUALCOMM                                 1,452               83
    Trimble Navigation*                        907               36
    VeriFone Systems*                          716               32
                                                            -------
                                                                895
                                                            -------

  Materials -- 4.9%
    Monsanto                                 1,684              122
    Praxair                                    342               37
                                                            -------
                                                                159
                                                            -------
  Telecommunication Services -- 4.8%
    American Tower, Cl A*                    1,433               75
    Crown Castle International*              1,160               47
    SBA Communications, Cl A*                  917               35
                                                            -------
                                                                157
                                                            -------
Total Common Stock
  (Cost $2,984) (000)                                         3,167
                                                            -------
Time Deposit -- 2.5%
    Brown Brothers, 0.030% (b)
     (Cost $82) (000)                         $ 82               82
                                                            -------
Total Investments -- 100.1%
  (Cost $3,066) (000)+                                     $  3,249
                                                            =======

    As of June 30, 2011, all of the Fund's investments were considered Level 1 except for the Time Deposit which is Level 2.

    Percentages are based on Net Assets of $3,247 (000).
(a) Security considered Master Limited Partnership. At June 30, 2011, these securities amounted to $185 (000) or 5.7% of Net Assets.
(b) Rate shown is simple yield as of June 30, 2011.
*   Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
Cl -- Class
LLC -- Limited Liability Company
LP -- Limited Partnership

+ At June 30, 2011, the tax basis cost of the Fund's investments was $3,066 (000) and the unrealized appreciation and depreciation were $218 (000) and $(35) (000), respectively.

    For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

[LOGO OMITTED] RIVERPARK                           RIVERPARK/WEDGEWOOD FUND
               FUNDS                               JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       SHARES/FACE
                                         AMOUNT
DESCRIPTION                              (000)              VALUE (000)
--------------------------------------------------------------------------------
Schedule of Investments
Common Stock -- 95.9%**
  Consumer Discretionary -- 2.3%
    Amazon.com*                              1,251         $    256
                                                           --------
  Financials -- 29.0%
    American Express                        10,760              556
    Berkshire Hathaway, Cl B*               10,270              795
    Goldman Sachs Group                      3,800              506
    US Bancorp                              21,525              549
    Visa, Cl A                              10,625              895
                                                            -------
                                                              3,301
                                                            -------
  Health Care -- 28.1%
    Express Scripts*                        10,750              580
    Gilead Sciences*                        16,390              679
    Intuitive Surgical*                      1,215              452
    Perrigo                                  5,510              484
    Teva Pharmaceutical
      Industries ADR                        12,205              589
    Varian Medical Systems*                  5,935              415
                                                            -------
                                                              3,199
                                                            -------
  Industrials -- 9.3%
    Cummins                                  3,900              404
    Jacobs Engineering Group*                8,180              354
    Stericycle*                              3,392              302
                                                            -------
                                                              1,060
                                                            -------
  Information Technology -- 27.2%
    Apple*                                   2,665              894
    Cognizant Technology Solutions,
      Cl A*                                  4,630              340
    EMC*                                    17,850              492
    Google, Cl A*                            1,725              873
    QUALCOMM                                 8,815              501
                                                            -------
                                                              3,100
                                                            -------
Total Common Stock
  (Cost $10,554) (000)                                       10,916
                                                            -------
Time Deposit -- 6.5%
    Brown Brothers, 0.030% (a)
      (Cost $743) (000)                      $ 743              743
                                                            -------
Total Investments -- 102.4%
  (Cost $11,297) (000)+                                    $ 11,659
                                                            =======


    As of June 30, 2011, all of the Fund's investments were considered Level 1 except for the Time Deposit which is Level 2.

    Percentages are based on Net Assets of $11,390 (000).
(a) Rate shown is the simple yield as of June 30, 2011.
*   Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
ADR -- American Depositary Receipt
Cl -- Class

+ At June 30, 2011, the tax basis cost of the Fund's investments was $11,297 (000) and the unrealized appreciation and depreciation were $526 (000) and $(164) (000), respectively.

   For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

[LOGO OMITTED] RIVERPARK                         RIVERPARK SMALL CAP GROWTH FUND
               FUNDS                             JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DESCRIPTION                                 SHARES          VALUE (000)
--------------------------------------------------------------------------------
Schedule of Investments
Common Stock -- 94.2%
  Consumer Discretionary -- 18.4%
    Collective Brands*                       4,340         $     64
    Dollarama                                6,582              223
    HSN*                                     1,369               45
    Morton's Restaurant Group*               6,043               44
    National CineMedia                       6,820              115
    Rentrak*                                 8,140              145
    Scientific Games, Cl A*                  4,957               51
    Steiner Leisure*                         1,344               61
    Vail Resorts                             1,996               92
                                                            -------
                                                                840
                                                            -------
  Consumer Staples -- 6.6%
    Darling International*                   8,585              152
    Diamond Foods                            1,958              149
                                                            -------
                                                                301
                                                            -------
  Energy -- 8.2%
    CARBO Ceramics                             377               62
    Clayton Williams Energy*                   617               37
    Clean Energy Fuels*                      4,896               64
    Georesources*                            1,901               43
    Gevo*                                    2,944               46
    Kodiak Oil & Gas*                        7,369               43
    Resolute Energy*                         2,649               43
    Southern Pacific Resource*              25,000               40
                                                            -------
                                                                378
                                                            -------
  Financials -- 13.0%
    CapLease                                14,090               69
    Coresite Realty                          3,684               60
    Cowen Group, Cl A*                      11,200               42
    E*Trade Financial*                       1,882               26
    Greenhill                                1,636               88
    JMP Group                                8,878               63
    Nara Bancorp*                            8,140               66
    Stifel Financial*                        1,682               60
    Tree.com*                               10,720               55
    Walker & Dunlop*                         4,888               65
                                                            -------
                                                                594
                                                            -------
  Health Care -- 8.2%
    Accretive Health*                        1,900              55
    athenahealth*                            1,472              60
    Immucor*                                 3,272              67
    MAKO Surgical*                           2,997              89
    Volcano*                                 3,249             105
                                                            -------
                                                               376
                                                            -------

--------------------------------------------------------------------------------
                                       SHARES/FACE
                                         AMOUNT
DESCRIPTION                              (000)              VALUE (000)
--------------------------------------------------------------------------------
  Industrials -- 10.9%
    Clean Harbors*                             634         $     65
    CoStar Group*                              957               57
    ESCO Technologies                        1,871               69
    Genesee & Wyoming, Cl A*                 1,948              114
    Hubbell, Cl B                              683               45
    Polypore International*                  1,330               90
    Trex*                                    2,366               58
                                                            -------
                                                                498
                                                            -------
  Information Technology -- 24.2%
    Entropic Communications*                 6,822               61
    IntraLinks Holdings*                     3,386               58
    Lionbridge Technologies*                32,190              102
    LivePerson*                              6,834               97
    LogMeIn*                                 1,635               63
    Move*                                   30,964               68
    Sapient*                                12,701              191
    TechTarget*                             10,750               81
    TiVo*                                   12,022              124
    Travelzoo*                               2,809              181
    Vocus*                                   2,569               79
                                                            -------
                                                              1,105
                                                            -------
  Materials -- 1.5%
    Solutia*                                 3,057               70
                                                            -------
  Telecommunication Services -- 3.2%
    SBA Communications, Cl A*                1,558               59
    Vonage Holdings*                        19,404               86
                                                            -------
                                                                145
                                                            -------
Total Common Stock
  (Cost $4,123) (000)                                         4,307
                                                            -------
Time Deposit -- 5.5%
    Brown Brothers, 0.030% (a)
     (Cost $251) (000)                       $ 251              251
                                                            -------
Total Investments -- 99.7%
  (Cost $4,374) (000)+                                     $  4,558
                                                            =======


    As of June 30, 2011, all of the Fund's investments were considered Level 1 except for the Time Deposit which is Level 2.

    Percentages are based on Net Assets of $4,574 (000).
(a) Rate shown is the simple yield as of June 30, 2011.
*   Non-income producing security.
Cl -- Class

+ At June 30, 2011, the tax basis cost of the Fund's investments was $4,374 (000) and the unrealized appreciation and depreciation were $398 (000) and $(214) (000), respectively.

    For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

[LOGO OMITTED] RIVERPARK                    RIVERPARK SHORT TERM HIGH YIELD FUND
               FUNDS                        JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE AMOUNT
DESCRIPTION                               (000)             VALUE (000)
--------------------------------------------------------------------------------
Schedule of Investments
Corporate Obligations -- 76.0%
  Consumer Discretionary -- 22.9%
    Charter Communications
      Operating LLC
       8.000%, 04/30/12 (a)              $     880         $    919
    Collective Brands
       8.250%, 08/01/13                        216              218
    Dollar General
       10.625%, 07/15/15                       750              792
    El Pollo Loco
       11.750%, 12/01/12                       600              636
    Hughes Network Systems LLC
       9.500%, 04/15/14                        325              334
    Nielsen Finance
       11.625%, 02/01/14                       750              875
    WMG Acquisition
       7.375%, 04/15/14                        900              916
                                                            -------
                                                              4,690
                                                            -------
  Energy -- 18.7%
    Alpha Appalachia Holdings
       6.875%, 12/15/13                        995            1,010
    Chesapeake Energy
       7.625%, 07/15/13                        750              821
    Clayton Williams Energy
       7.750%, 08/01/13                        500              500
    Forest Oil
       8.500%, 02/15/14                        500              545
    Hilcorp Energy I LP
       9.000%, 06/01/16 (a)                    900              942
                                                            -------
                                                              3,818
                                                            -------
  Financials -- 5.1%
    Ally Financial
       1.901%, 07/15/11 (b)                     50               50
    Leucadia National
       7.000%, 08/15/13                        275              298
    Washington Mutual
       0.000%, 08/24/09 (c)                    700              704
                                                            -------
                                                              1,052
                                                            -------
  Industrials -- 14.5%
    Continental Airlines
       8.750%, 12/01/11                        600              614
    Continental Airlines Pass-
      Through Trust
       6.940%, 10/15/13                        221              227
    Delta Air Lines Pass Through
      Trust
       7.779%, 01/02/12                        270              275
    Delta Air Lines Pass-Through
      Trust
       7.711%, 09/18/11                        200              202
    JB Poindexter
       8.750%, 03/15/14                        500              506


--------------------------------------------------------------------------------
                                       FACE AMOUNT
DESCRIPTION                           (000)/SHARES          VALUE (000)
--------------------------------------------------------------------------------
    SGS International
       12.000%, 12/15/13                  $    275         $    283
    Sunstate Equipment LLC
       10.500%, 04/01/13 (a)                   850              850
                                                            -------
                                                              2,957
                                                            -------
  Information Technology -- 3.3%
    Alion Science and Technology
       12.000%, 11/01/14                       122              126
    Fiserv
       6.125%, 11/20/12                        195              209
    Telvent GIT
       5.500%, 04/15/15 (a)                    108              141
    Unisys
       8.000%, 10/15/12                        195              205
                                                            -------
                                                                681
                                                            -------
  Materials -- 0.8%
    Pregis
       12.375%, 10/15/13                       170              169
                                                            -------
  Telecommunication Services -- 10.7%
    Global Crossing
       12.000%, 09/15/15                       500              585
    Qwest Communications
      International
       7.500%, 02/15/14                        700              712
    Virgin Media Finance
       9.125%, 08/15/16                        850              897
                                                            -------
                                                              2,194
                                                            -------
Total Corporate Obligations
  (Cost $15,554) (000)                                       15,561
                                                            -------
Convertible Bonds -- 8.0%
    GSI Commerce
       2.500%, 06/01/27                        410              466
    Icahn Enterprises LP
       4.000%, 08/15/13 (b)                    450              433
       4.000%, 08/15/13 (a) (b)                250              240
    Kendle International
       3.375%, 07/15/12                        230              230
    NRFC NNN Holdings LLC
       11.500%, 06/15/13 (a)                   250              262
                                                            -------
Total Convertible Bonds
  (Cost $1,630) (000)                                         1,631
                                                            -------
Preferred Stock -- 0.0%
    Lincoln National, 6.750%
      (Cost $4) (000)                          144                3
                                                            -------
Bank Loan Obligations -- 3.7%
    Point Blank Funding
       14.500%, 06/15/11 (d)                   300              295

[LOGO OMITTED] RIVERPARK                    RIVERPARK SHORT TERM HIGH YIELD FUND
               FUNDS                        JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE AMOUNT
DESCRIPTION                              (000)              VALUE (000)
--------------------------------------------------------------------------------
    Terrestar Bank PIK
       14.000%, 02/05/13 (d)                 $ 225         $    232
    Wilton Industries
       3.480%, 07/31/14                        233              223
       3.480%, 07/31/14                          8                7
                                                            -------
Total Bank Loan Obligations
  (Cost $754) (000)                                             757
                                                            -------
Time Deposit -- 7.5%
    Brown Brothers, 0.030% (e)
      (Cost $1,535) (000)                    1,535            1,535
                                                            -------
Total Investments -- 95.2%
  (Cost $19,477) (000)+                                    $ 19,487
                                                            -------


The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments carried at value:


INVESTMENTS IN
 SECURITIES                LEVEL 1 LEVEL 2   LEVEL 3    TOTAL
---------------------- --- --------------- --------- ----------
 Corporate Obligations
  Consumer
     Discretionary     $      -- $  4,690  $   --    $  4,690
  Energy                      --    3,818      --       3,818
  Financials                  --    1,052      --       1,052
  Industrials                 --    2,957      --       2,957
  Information
     Technology               --      681      --         681
  Materials                   --      169      --         169
  Telecommunication
     Services                 --    2,194      --       2,194
                       --- ----- --------- --- ----- ----------
                              --   15,561       --     15,561
 Convertible Bonds            --    1,631       --      1,631
 Preferred Stock               3       --       --          3
 Bank Loan Obligations        --      230      527        757
 Time Deposit                 --    1,535       --      1,535
                       --- ----- --------- --- ----- ----------
Total Investments in
 Securities            $       3 $ 18,957  $   527   $ 19,487
                       --- ----- --------- --- ----- ----------


The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:


                                            INVESTMENTS IN
                                              BANK LOAN
                                             OBLIGATIONS
                                           -----------------
Beginning balance as of October 1, 2010    $            --
     Accrued discounts/premiums                         --
     Realized gain/(loss)                               --
     Change in unrealized
          appreciation/(depreciation)                   --
     Net purchases                                     527
     Net sales                                          --
     Transfer into Level 3                              --
     Transfer out of Level 3                            --
                                           -----------------
Ending balance as of June 30, 2011         $           527
                                           =================

         Percentages are based on Net Assets of $20,463 (000).

(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b) Variable rate security - Rate disclosed is the rate in effect on June 30, 2011.

(c)      Security in default on interest payments and principal.

(d) Security fair valued using methods determined in good faith by the Pricing Committee. As of June 30, 2011, the total market value of these securities was $527 (000) and represented 2.6% of Net Assets.

(e)      Rate shown is the simple yield as of June 30, 2011.


LLC -- Limited Liability Company
LP -- Limited Partnership
PIK -- Payment-in-Kind

+ At June 30, 2011, the tax basis cost of the Fund's investments was $19,477
  (000) and the unrealized appreciation and depreciation were $56 (000) and $(46) (000), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

[LOGO OMITTED] RIVERPARK                    RIVERPARK/GRAVITY LONG-BIASED FUND
               FUNDS                        JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DESCRIPTION                                 SHARES          VALUE (000)
--------------------------------------------------------------------------------
Schedule of Investments
Common Stock -- 47.6%
  Consumer Discretionary -- 6.3%
    Amerigon*                                3,440         $     60
    Gildan Activewear                        2,450               86
    Hyatt Hotels, Cl A*                      2,657              108
    Washington Post, Cl B                      233               98
    Wolters Kluwer* (c)                        416                9
    Wolters Kluwer* (c)                        677               15
                                                            -------
                                                                376
                                                            -------
  Consumer Staples -- 9.6%
    Coca-Cola                                1,250               84
    Lorillard                                  803               88
    Molson Coors Brewing, Cl B               2,371              106
    Wal-Mart Stores                          5,595              297
                                                            -------
                                                                575
                                                            -------
  Energy -- 14.0%
    BP ADR                                   2,886              128
    Exxon Mobil                              1,205               98
    Penn Virginia Resource
      Partners LP (a)                        7,134              192
    Ultra Petroleum*                         7,058              323
    Williams                                 3,125               95
                                                            -------
                                                                836
                                                            -------
  Financials -- 2.6%
    Berkshire Hathaway, Cl B*                1,431              111
    Wells Fargo                              1,500               42
                                                            -------
                                                                153
                                                            -------
  Industrials -- 6.7%
    Iron Mountain                            8,453              288
    Republic Services, Cl A                  3,591              111
                                                            -------
                                                                399
                                                            -------
  Information Technology -- 8.4%
    Dell*                                    6,499              108
    Yahoo!*                                 26,300              396
                                                            -------
                                                                504
                                                            -------
Total Common Stock
  (Cost $2,735) (000)                                         2,843
                                                            -------
Exchange-Traded Funds -- 2.6%
    ProShares Short Russell2000                385               11
    ProShares UltraShort
      MSCI Europe                            1,932               84
    ProShares UltraShort Real Estate         4,055               58
                                                            -------
Total Exchange-Traded Funds
  (Cost $195) (000)                                             153
                                                            -------


--------------------------------------------------------------------------------
                                            FACE
                                           AMOUNT
DESCRIPTION                             (000)/SHARES        VALUE (000)
--------------------------------------------------------------------------------
Time Deposit -- 44.7%
    Brown Brothers, 0.030% (b)
      (Cost $2,670) (000)                 $  2,670         $  2,670
                                                            -------
Total Investments -- 94.9%
  (Cost $5,600) (000)+                                     $  5,666
                                                            -------
Schedule of Securities Sold Short
Exchange-Traded Funds -- 7.9%
    Energy Select Sector SPDR Fund             750         $     56
    Financial Select Sector
      SPDR Fund                             10,265              157
    Industrial Select Sector
      SPDR Fund                                800               30
    Materials Select Sector
      SPDR Fund                              1,500               59
    SPDR S&P 500 ETF Trust                   1,300              172
                                                            -------
Total Exchange-Traded Funds
  (Proceeds $471) (000)                                         474
                                                            -------
Common Stock -- 3.1%
  Financials -- 1.3%
    Bank of America                          7,000               77
                                                            -------
  Industrials -- 1.8%
    General Electric                         5,630              106
                                                            -------
Total Common Stock
  (Proceeds $186) (000)                                         183
                                                            -------
Total Securities Sold Short -- 11.0%
  (Proceeds $657) (000)++                                  $    657
                                                            -------


The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund's investments carried at value:


ASSETS:                       LEVEL 1   LEVEL 2    LEVEL 3   TOTAL
------------------------- --- ------- --------- ---------- ----------
 Common Stock
  Consumer
     Discretionary        $     367   $       9 $     -- $   376
  Consumer Staples              575         --        --     575
  Energy                        836         --        --     836
  Financials                    153         --        --     153
  Industrials                   399         --        --     399
  Information
     Technology                 504          --       --     504
                          --- ------- --- ----- ----- ---- ----------
                              2,834           9       --   2,843
 Exchange-Traded Funds          153          --       --     153
 Time Deposit                    --       2,670       --   2,670
                          --- ------- --- ----- ----- ---- ----------
Total                     $   2,987   $   2,679 $     -- $ 5,666
                          --- ------- --- ----- ----- ---- ----------

LIABILITIES:                  LEVEL 1   LEVEL 2    LEVEL 3   TOTAL
------------------------- --- ------- --------- ---------- ----------
Common Stock              $     183   $      -- $     -- $   183
Exchange-Traded Funds           474          --       --     474
                          --- ------- --- ----- ----- ---- ----------
Total                     $     657   $      -- $     -- $   657
                          --- ------- --- ----- ----- ---- ----------

[LOGO OMITTED] RIVERPARK                    RIVERPARK/GRAVITY LONG-BIASED FUND
               FUNDS                        JUNE 30, 2011 (UNAUDITED)
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $5,972 (000).

*   Non-income producing security.

(a) Security considered Master Limited Partnership. At June 30, 2011, these securities amounted to $192 (000) or 3.2% of Net Assets.

(b) Rate shown is the simple yield as of June 30, 2011.

(c) Securities incorporated in the same country but trading in different markets.
ADR -- American Depositary Receipt
Cl -- Class
ETF -- Exchange-Traded Fund
LP -- Limited Partnership
MSCI -- Morgan Stanley Capital International
S&P -- Standard & Poor's
SPDR -- Standard & Poor's Depositary Receipt

+ At June 30, 2011, the tax basis cost of the Fund's investments was $5,600
 (000) and the unrealized appreciation and depreciation were $178 (000) and $(112) (000), respectively.

++ At June 30, 2011, the tax basis proceeds of the Fund's securities sold short was $(657) (000) and the unrealized appreciation and depreciation were $16 (000) and $(16) (000), respectively.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

RPF-QH-001-0200

ITEM  2.   CONTROLS  AND  PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  3.    EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         RiverPark Funds Trust

By (Signature and Title)*            /s/ Morty Schaja
                                     ----------------------------
                                     Morty Schaja
                                     President
Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Morty Schaja
                                     ----------------------------
                                     Morty Schaja
                                     President
Date: August 26, 2011

By (Signature and Title)*            /s/ Michael Lawson
                                     ----------------------------
                                     Michael Lawson
                                     Chief Financial Officer and Treasurer
Date: August 26, 2011

* Print the name and title of each signing officer under his or her signature.